Annual Fund Operating Expenses - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.66%	[1]
Expenses (as a percentage of Assets)	1.16%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%	[1]
Expenses (as a percentage of Assets)	1.14%

[1]	“Other Expenses” include fees for certain shareholder services; custodial and transfer agency fees; administration fees; ancillary administration services fees; legal, regulatory and accounting fees; printing costs; and registration fees.